LIQUIDITY AND GOING CONCERN	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2. LIQUIDITY AND GOING CONCERN

The Company’s primary sources of liquidity have been cash from financing activities. For the year ended December 31, 2025, net loss was $24,480,848. The Company had an accumulated deficit of $27,258,081 as of December 31, 2025. As of December 31, 2025, working capital deficit was $6,280,667 and cash was $1,003,904.

In February 2025, the Company received proceeds of approximately $265,827 as a result of the Reverse Recapitalization. Immediately after the consummation of the Reverse Recapitalization, the Company received $3,000,000 from the issuance of convertible notes and an additional net cash proceeds of $2,661,459 after partial repayment of the convertible notes and deal costs pursuant to the August 19, 2025 Securities Purchase Agreement. In February 2026, the Company entered into a Securities Purchase Agreement (See Note 14) pursuant to which it received net payout of approximately $6,777,206 after repayment of the remaining convertible notes and deal costs under the first tranche for purchases of convertible preferred stock. The Company also entered into an ELOC agreement in November 2025, pursuant to which it can sell up to $100 million in common stock over 24 months.

The Company’s future capital requirements will depend on many factors, including the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional equity under new and existing agreements. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205-40, “Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are available to be issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.